Trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Trade receivables	¥ 710,669	¥ 940,989
Gross carrying amount
Trade receivables
Trade receivables	779,458	998,036
Impairment loss allowance
Trade receivables
Trade receivables	¥ (68,789)	¥ (57,047)